Significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Capitalization of Interest

	2015	2014
Interest capitalized on non-regulated property	$1,189	$3,584
AFUDC capitalized on regulated property:
Allowance for borrowed funds	1,657	1,577
Allowance for equity funds	2,425	1,910
Total	$5,271	$7,071

Estimated Useful Lives of Depreciable Assets
The ranges of estimated useful lives and the weighted average useful lives are summarized below:

	Range of useful lives		Weighted average useful lives
	2015	2014	2015	2014
Generation Group	3 - 60	3 - 60	32	35
Distribution Group	5 - 100	5 - 100	42	40
Equipment	5 - 50	5 - 50	14	14